Inventory (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Inventory [Abstract]
Finished goods	$ 2,741	$ 2,096
Raw materials	734	507
Inventory, Net	$ 3,475	$ 2,603